Schedule of Commercial Mortgage Loans by Geographic Distribution (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	100.00%	100.00%
California
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	18.40%	19.40%
Illinois
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	6.10%	5.70%
New Jersey
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	6.60%	8.50%
Texas
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	16.10%	14.50%
North Carolina
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	8.80%	5.00%
Nevada
Mortgage Loans on Real Estate [Line Items]
Percentage of mortgage loan portfolio carrying value	6.30%	3.80%